Accounting policies - Schedule of offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 304,375	€ 173,509	€ 219,302
Gross amount of financial assets offset in the balance sheet	(150,692)	(56,348)	(77,053)
Net amount of financial assets presented in the balance sheet	153,683	117,161	142,249
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	324,577	174,886	210,238
Gross amount of financial liabilities offset in the balance sheet	(150,692)	(56,348)	(77,053)
Net amount of financial liabilities presented in the balance sheet	173,885	118,537	133,185
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	176,814	101,486	136,437
Gross amount of financial assets offset in the balance sheet	(101,743)	(42,432)	(60,975)
Net amount of financial assets presented in the balance sheet	75,071	59,054	75,462
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	127,561	72,023	82,865
Gross amount of financial assets offset in the balance sheet	(48,949)	(13,916)	(16,078)
Net amount of financial assets presented in the balance sheet	78,612	58,107	66,787
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	175,862	101,462	132,313
Gross amount of financial liabilities offset in the balance sheet	(101,743)	(42,432)	(60,975)
Net amount of financial liabilities presented in the balance sheet	74,119	59,029	71,338
Reverse repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	148,715	73,424	77,925
Gross amount of financial liabilities offset in the balance sheet	(48,949)	(13,916)	(16,078)
Net amount of financial liabilities presented in the balance sheet	€ 99,766	€ 59,508	€ 61,847